Note 6 - Equity Compensation Plans (Details) - Stock Option Activity (USD $)	9 Months Ended
Dec. 31, 2013
Stock Option Activity [Abstract]
Options granted	250,000
Outstanding at December 31, 2013	250,000
Outstanding at December 31, 2013 (in Dollars per share)	$ 11.50
Outstanding at December 31, 2013	4 years 146 days
Options vested and exercisable	250,000
Options vested and exercisable (in Dollars per share)	$ 11.50
Options vested and exercisable	4 years 146 days